Income Taxes (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares
Aggregate amount and per share effect of the tax holidays
Aggregate amount	$ (1,540)	¥ (9,974)	¥ (42,567)
Basic net loss per share effect | (per share)	$ (0.01)	¥ (0.04)	¥ (0.40)
Diluted net loss per share effect | (per share)	$ (0.01)	¥ (0.04)	¥ (0.40)